Reverse Recapitalization - Narrative (Details)		1 Months Ended	2 Months Ended	3 Months Ended
	Jul. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from reverse recapitalization transaction, gross	$ 268,300,000
Cash proceeds from reverse capitalization transaction	$ 128,300,000
Private investment in public entity		$ 50,000,000
Shares issued in PIPE financing (in shares) | shares		5,000,000
Sale of stock, price per share (in dollars per share) | $ / shares		$ 10.00
Reverse recapitalization transaction, net of costs and acquired liabilities				$ 213,459,000
Shares issued in agreement (in shares) | shares	32,721,319
Recapitalization exchange ratio	1.0379				1.0379
Recapitalization adjusted exchange ratio	1.2006
Transaction costs			$ (32,700,000)
Additional paid-in capital, transaction fees	$ 14,500,000
Reverse recapitalization, liabilities assumed	18,200,000
Private Placement
Schedule Of Reverse Recapitalization [Line Items]
Private investment in public entity	$ 50,000,000
Number of shares purchased by investors (in shares) | shares	5,000,000
Sale of stock, adjusted price per share (in dollars per share) | $ / shares	$ 10.379
Shares issued in PIPE financing (in shares) | shares	5,000,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Sponsor Backstop Subscription Agreement
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in PIPE financing (in shares) | shares	8,000,000
Assignment Agreement
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in PIPE financing (in shares) | shares	1,000,000
True Wind Capital II, L.P. And True Wind Capital II-A, L.P. | Sponsor Backstop Subscription Agreement
Schedule Of Reverse Recapitalization [Line Items]
Private investment in public entity	$ 90,000,000
Number of shares purchased by investors (in shares) | shares	9,000,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Legacy Rover
Schedule Of Reverse Recapitalization [Line Items]
Cash payment to stockholders, reverse recapitalization			$ 0